Statement to Securityholder

Ally Auto Receivables Trust 2010-1

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2010-1

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	3/25/2010

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2010-1

5. Collateral Summary	Collection Period, Begin:	12/1/2011

	Collection Period, End:	12/31/2011

6. Charge-Off and Delinquency Rates	Determination Date:	01/10/2012

7. Credit Instruments	Distribution Date:	1/17/2012

ABS Investor Relations - Ally Financial Inc., formerly GMAC Inc.:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B and Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. Such Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2010-1

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005HAD5	250,000,000.00	0.00	0.32312	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005HAA1	204,000,000.00	0.00	0.75	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02005HAB9	364,000,000.00	237,475,256.99	1.45	21,017,581.20	286,949.27	21,304,530.47	0.00	0.00	216,457,675.79
A-4	02005HAC7	90,900,000.00	90,900,000.00	2.30	0.00	174,225.00	174,225.00	0.00	0.00	90,900,000.00
B	02005HAE3	29,100,000.00	29,100,000.00	3.29	0.00	79,782.50	79,782.50	0.00	0.00	29,100,000.00
C	02005HAF0	25,600,000.00	25,600,000.00	3.61	0.00	77,013.33	77,013.33	0.00	0.00	25,600,000.00
Deal Totals		963,600,000.00	383,075,256.99		21,017,581.20	617,970.10	21,635,551.30	0.00	0.00	362,057,675.79

2. Factor Summary

(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	652.40455217	57.74060769	0.78832217	58.52892986	0.00000000	594.66394448
A-4	1,000.00000000	0.00000000	1.91666667	1.91666667	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	2.74166667	2.74166667	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	3.00833320	3.00833320	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2010-1

Beginning Aggregate Note Pool Factor:	397.54592880
Ending Aggregate Note Pool Factor:	375.73440825

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

3. Interest Summary

Class	Accrual Methodology	Beginning Note	Note Rate	Target Interest	Actual Interest	Interest Shortfall	Remaining Unpaid
		Principal Balance		Distribution	Distribution	Amount	Interest Carryover
						Allocated/(Repaid)	Shortfall
						(1) - (2) = (3)
				(1)	(2)	(3)
A-1	Actual/360	0.00	0.32312	0.00	0.00	0.00	0.00
A-2	30/360	0.00	0.75	0.00	0.00	0.00	0.00
A-3	30/360	237,475,256.99	1.45	286,949.27	286,949.27	0.00	0.00
A-4	30/360	90,900,000.00	2.30	174,225.00	174,225.00	0.00	0.00
Class A Totals		328,375,256.99		461,174.27	461,174.27	0.00	0.00

B	30/360	29,100,000.00	3.29	79,782.50	79,782.50	0.00	0.00
C	30/360	25,600,000.00	3.61	77,013.33	77,013.33	0.00	0.00
Deal Totals		383,075,256.99		617,970.10	617,970.10	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-1

4. Collections and Distributions

Collections
Receipts During the Period	23,196,292.61
Administrative Purchase Payments	35,686.12
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	354,169.47
Other Fees or Expenses Paid	0.00
Total Collections	23,586,148.20

Beginning Reserve Account Balance	10,224,250.18
Total Available Amount	33,810,398.38

Distributions
Total Available Amount	33,810,398.38
Basic Servicing Fee	399,183.51
Aggregate Class A Interest Distributable Amount	461,174.27
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	79,782.50
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	77,013.33
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	10,224,250.18
Noteholders' Regular Principal Distributable Amount	21,017,581.20
Excess Total Available Amount to the Certificateholders	1,551,413.39

Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-1

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	53,681	35,912	34,930
Deal Totals	Aggregate Receivables Principal Balance	1,022,425,018.31	452,088,945.73	431,071,364.53
	Aggregate Amount Financed	1,100,973,383.09	479,020,209.98	456,390,136.72

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Average
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Remaining
				Maturity	Maturity		Remaining	Remaining	Maturity
							Maturity	Maturity
Deal Totals	3.02000000	2.75952457	2.75207951	65.66	66.44	66.50	55.67	39.64	38.97

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	0.61%	1.03%	0.87%	0.74%	0.87%	0.82%	0.97%	0.85%	0.82%	0.89%	0.90%	0.92%	0.84%	1.18%	1.01%	1.10%	1.05%	1.03%	1.31%	1.18%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.12%	1.13%	1.04%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	467,705,173.35	136,709.72	0.3508%	34,930	37	0.1059%
Preceding	491,087,256.21	77,385.83	0.1891%	35,912	50	0.1392%
Next Preceding	515,500,159.63	66,377.13	0.1545%	36,957	42	0.1136%
Three Month Average			0.2315%			0.1196%

Statement to Securityholder

Ally Auto Receivables Trust 2010-1

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,100,973,383.09	2,735,461.08	0.2485%	31 - 60 days	252	3,676,883.19
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2010-1 related to delinquencies,
charge offs or uncollectible accounts.				61 - 90 days	28	528,227.21
				> 90 days	9	90,442.00
There have been no material changes in determining delinquencies, charge-offs or uncollectible
amounts.				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	394	4,901,206.62
				Current Period	23	317,061.81
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off[2]	18	167,059.00
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status				Ending Inventory	399	5,051,209.43
and charge offs on prior period bankruptcies.

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash Reserve Amount
				Draws	Releases
Cash Reserve	10,224,250.18	10,224,250.18	0.00	0.00	0.00	10,224,250.18	10,224,250.18

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	58,825,018.31
Current Overcollateralization	69,013,688.74
Overcollateralization Target	69,013,688.74

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2010-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2010-1 will perform in the future.

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